Expense Example, No Redemption - Retail Class - Transamerica Bond	A 1 year	A 3 years	A 5 years	A 10 years	C 1 year	C 3 years	C 5 years	C 10 years	I 1 year	I 3 years	I 5 years	I 10 years	R6 1 year	R6 3 years	R6 5 years	R6 10 years
USD ($)	565	757	965	1,564	156	483	834	1,824	51	173	307	696	46	144	252	567